CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] IDoc Virtual Telehealth Solutions, Inc [Member]	Additional Paid-in Capital [Member] IDoc Virtual Telehealth Solutions, Inc [Member]	Retained Earnings [Member] IDoc Virtual Telehealth Solutions, Inc [Member]	IDoc Virtual Telehealth Solutions, Inc [Member]	Total
Balance at the beginning at Dec. 31, 2021	$ 4,000	$ 499	$ 1,414,090	$ 1,418,589
Balance at the beginning (in shares) at Dec. 31, 2021	4,000
CHANGES IN STOCKHOLDERS' DEFICIT
Reallocation of existing shares	$ 957	(957)
Reallocation of existing shares (in shares)	957
Sale of common stock	$ 21	209,979		210,000
Sale of common stock (in shares)	21
Net income (loss)			(18,124)	(18,124)
Balance at the end at Dec. 31, 2022	$ 4,978	209,521	1,395,966	$ 1,610,465
Balance at the end (in shares) at Dec. 31, 2022	4,978			4,978
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)			(3,860,118)	$ (3,860,118)
Balance at the end at Dec. 31, 2023	$ 4,978	$ 209,521	$ (2,464,152)	$ (2,249,653)
Balance at the end (in shares) at Dec. 31, 2023	4,978			4,978	4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)					$ (52,084,317)
Balance at the end (in shares) at Sep. 30, 2024					15,362,278